Related Parties - Summary of Transactions with Subsidiaries (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Transactions
Other operating expenses	$ 253,260	$ 231,905	$ 204,833
Trip.com and its Subsidiaries [Member]
Transactions
Commission received	789	287	51
Commission paid	3,786	1,530	402
Marketing alliances	1,071	1,736	180
Other operating expenses	8,679	7,560	5,268
Advance given	5,998	596
Advance given received back	5,998	596
Interest received on advance given	11
Repurchase of shares (refer note 26)	3,038,817
Trip.com and its Subsidiaries [Member] | Air Ticketing [Member]
Transactions
Gross amount billed by Company for air ticketing	4,512	4,899	1,538
Gross amount charged for procurement of air ticketing	72,227	78,372	96,996
Trip.com and its Subsidiaries [Member] | Hotels and Packages [Member]
Transactions
Gross amount billed by Company for hotels and packages	32,009	14,758	3,005
Gross amount charged for procurement of hotels and packages	$ 25,129	$ 31,401	$ 16,595